Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	June 30, 2022				June 30, 2021
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	14,351	—	(1,224)	13,127	27,357	—	(3,380)	23,977
Real estate	396,848	(76,010)	(224,034)	96,804	413,589	(76,744)	(8,582)	328,263
Construction in progress	34,260	—	(9,168)	25,092	327,073	—	(249,434)	77,639
Computer software & equipment	31,960	(28,244)	(555)	3,161	34,001	(24,321)	(1,865)	7,815
Furniture & fixtures	10,057	(5,818)	(1,558)	2,681	11,938	(5,744)	(285)	5,909
Production & other equipment	168,829	(86,287)	(22,080)	60,462	182,946	(72,258)	(9,443)	101,245
Total owned assets	656,305	(196,359)	(258,619)	201,327	996,904	(179,067)	(272,989)	544,848

Right-of-use lease assets
Land	7,443	(1,192)	—	6,251	23,748	(971)	—	22,777
Real estate	40,530	(14,990)	(496)	25,044	48,134	(11,277)	—	36,857
Production & other equipment	5,087	(4,244)	—	843	5,045	(3,434)	—	1,611
Total right-of-use lease assets	53,060	(20,426)	(496)	32,138	76,927	(15,682)	—	61,245

Total property, plant and equipment	709,365	(216,785)	(259,115)	233,465	1,073,831	(194,749)	(272,989)	606,093

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2021	Additions	Disposals	Other (1)(2)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2022
Owned assets
Land	23,977	5,565	(1,210)	(13,785)	—	(1,225)	(195)	13,127
Real estate	328,263	2,514	211	9,989	(19,769)	(224,117)	(287)	96,804
Construction in progress	77,639	12,888	(7,158)	(48,395)	—	(9,174)	(708)	25,092
Computer software & equipment	7,815	431	(236)	2,169	(6,449)	(554)	(15)	3,161
Furniture & fixtures	5,909	172	197	(259)	(1,740)	(1,557)	(41)	2,681
Production & other equipment	101,245	(1,207)	2,425	5,435	(25,374)	(21,992)	(70)	60,462
Total owned assets	544,848	20,363	(5,771)	(44,846)	(53,332)	(258,619)	(1,316)	201,327

Right-of-use leased assets
Land	22,777	—	(3,513)	(12,187)	(828)	—	2	6,251
Real estate	36,857	1,285	(1,987)	(5,344)	(5,199)	(496)	(72)	25,044
Production & other equipment	1,611	55	—	—	(815)	—	(8)	843
Total right-of-use lease assets	61,245	1,340	(5,500)	(17,531)	(6,842)	(496)	(78)	32,138
Total property, plant and equipment	606,093	21,703	(11,271)	(62,377)	(60,174)	(259,115)	(1,394)	233,465
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the transfer of facilities to assets held for sale to assets held for sale as at June 30, 2022 (Note 12(a)).
(2)During the year ended June 30, 2021, the Company derecognized $5.3 million of right-of-use assets as a result of subleases where the Company is an intermediate lessor. Included in real estate owned and right-of-use assets is $3.4 million and $0.1 million, respectively, related to operating subleases where the Company is an intermediate lessor.